Debt (Detail) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Debt, non current	$ 52,026,028	$ 650,000
Less current portion	(50,764,201)	(650,000)
Total long-term debt	1,261,827
January Private Placements
Debt Instrument [Line Items]
Debt, non current	2,772,472
February Private Placements
Debt Instrument [Line Items]
Debt, non current	1,983,958
Six Percent Notes [Member]
Debt Instrument [Line Items]
Debt, non current	13,218,180
Four Percent Notes [Member]
Debt Instrument [Line Items]
Debt, non current	4,383,704
Fin Seller Notes [Member]
Debt Instrument [Line Items]
Debt, non current	11,375,000
Vip Seller Notes [Member]
Debt Instrument [Line Items]
Debt, non current	11,000,000
Line of Credit [Member]
Debt Instrument [Line Items]
Debt, non current	7,292,714
Convertible Promissory Notes
Debt Instrument [Line Items]
Debt, non current		$ 650,000